UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21637

Name of Fund: BlackRock Diversified Income Strategies Fund, Inc. (DVF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Diversified Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

                                                        Face
                                                      Amount  Asset-Backed Securities                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              USD  1,350,000  North Street Referenced Linked Notes 2000-1 Ltd.
                                                              Series 2005-8A Class D, 19.491% due 6/15/2041 (b)(d)     $    391,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Asset-Backed Securities
                                                              (Cost - $1,350,000) - 0.2%                                    391,500
-----------------------------------------------------------------------------------------------------------------------------------

Industry                                                      Corporate Bonds
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.7%                    EUR  2,000,000  Bombardier, Inc., 7.70% due 11/15/2013 (b)(d)               2,889,328
                                              USD    200,000  Hawker Beechcraft Acquisition Co. LLC, 8.875%
                                                              due 4/01/2015 (d)(g)                                          194,448
                                                   2,500,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011          2,425,000
                                                                                                                       ------------
                                                                                                                          5,508,776
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.9%                               575,000  Allison Transmission, 11.25% due 11/01/2015 (d)(g)            537,933
                                                   1,000,000  The Goodyear Tire & Rubber Co., 8.663%
                                                              due 12/01/2009 (b)                                          1,005,000
                                                     385,000  Lear Corp., 8.75% due 12/01/2016                              354,200
                                                                                                                       ------------
                                                                                                                          1,897,133
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%                               1,500,000  Angiotech Pharmaceuticals, Inc., 8.874%
                                                              due 12/01/2013 (b)                                          1,425,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.6%                           2,500,000  CPG International I, Inc., 12.13% due 7/01/2012 (b)         2,437,500
                                                     860,000  Masonite International Corp., 11% due 4/06/2015               685,850
                                                      60,000  Momentive Performance Materials, Inc., 10.125%
                                                              due 12/01/2014 (d)(g)                                          55,050
                                                                                                                       ------------
                                                                                                                          3,178,400
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.5%                             2,000,000  E*Trade Financial Corp., 12.50% due 11/27/2017              1,942,857
                                                     724,000  Marsico Parent Co., LLC, 10.625% due 1/15/2016  (d)           724,000
                                                     248,000  Marsico Parent Holdco, LLC, 12.50%
                                                              due 7/15/2016 (d)(g)                                          248,000
                                                     166,000  Marsico Parent Superholdco, LLC, 14.50%
                                                              due 1/15/2018 (d)(g)                                          156,521
                                                                                                                       ------------
                                                                                                                          3,071,378
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 4.9%                                     440,000  American Pacific Corp., 9% due 2/01/2015                      445,500
                                                   3,425,000  Ames True Temper, Inc., 9.243% due 1/15/2012 (b)            3,202,375
                                                   1,000,000  Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (b)        1,020,000
                                                     420,000  MacDermid, Inc., 9.50% due 4/15/2017 (d)                      381,150
                                                   3,095,000  NOVA Chemicals Corp., 7.863% due 11/15/2013 (b)             2,971,200
                                                   2,000,000  PolyOne Corp., 6.89% due 9/22/2008                          2,000,000
                                                                                                                       ------------
                                                                                                                         10,020,225
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 1.6%                330,000  PNA Intermediate Holding Corp., 11.869%
                                                              due 2/15/2013 (b)(d)(g)                                       303,600
                                                     850,000  Sally Holdings LLC, 10.50% due 11/15/2016                     845,750
                                                   1,000,000  US Investigations Services, Inc., 10.50%
                                                              due 11/01/2015 (d)                                            930,000
                                                     985,000  West Corp., 11% due 10/15/2016                                985,000
                                                     285,000  The Yankee Candle Company, Inc., 9.75% due 2/15/2017          262,913
                                                                                                                       ------------
                                                                                                                          3,327,263
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 6.1%                      3,175,000  Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)      3,048,000
                                                      60,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014             57,900
                                                   1,570,000  Packaging Dynamics Finance Corp., 10%                       1,428,700
                                                              due 5/01/2016 (d)
                                                   5,000,000  Smurfit Kappa Funding Plc, 7.75% due 4/01/2015              4,750,000
                                                     780,000  Smurfit-Stone Container Enterprises, Inc., 8%                 748,800
                                                              due 3/15/2017
                                                   2,750,000  Wise Metals Group LLC, 10.25% due 5/15/2012                 2,585,000
                                                                                                                       ------------
                                                                                                                         12,618,400
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.7%         USD    210,000  Ford Motor Credit Co. LLC, 5.80% due 1/12/2009           $    199,821
                                                     815,000  Ford Motor Credit Co. LLC, 7.993% due 1/13/2012 (b)           710,149
                                                   2,500,000  Ford Motor Credit Co. LLC, 9.693% due 4/15/2012 (b)         2,475,115
                                                                                                                       ------------
                                                                                                                          3,385,085
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                          1,570,000  NSG Holdings LLC, 7.75% due 12/15/2025 (d)(i)               1,550,375
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.9%          1,675,000  NXP BV, 7.993% due 10/15/2013 (b)                           1,582,875
                                                     335,000  NXP BV, 9.50% due 10/15/2015                                  304,850
                                                                                                                       ------------
                                                                                                                          1,887,725
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 1.4%                 3,000,000  Ocean RIG ASA, 9.24% due 4/04/2011 (b)                      2,955,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.2%                      580,000  Rite Aid Corp., 9.375% due 12/15/2015 (d)                     501,700
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                              480,000  Biomet, Inc., 11.625% due 10/15/2017 (d)                      473,400
Supplies - 2.7%                                      350,000  LVB Acquisition Merger Sub, Inc., 10%
                                                              due 10/15/2017 (d)                                            353,938
                                                     350,000  LVB Acquisition Merger Sub, Inc., 10.375%
                                                              due 10/15/2017 (d)(g)                                         348,250
                                                   4,500,000  ReAble Therapeutics Finance LLC, 10.875%
                                                              due 11/15/2014 (d)                                          4,331,250
                                                                                                                       ------------
                                                                                                                          5,506,838
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 1.4%            1,085,000  Community Health Systems, Inc. Series WI, 8.875%
                                                              due 7/15/2015                                               1,095,850
                                                   1,380,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                 1,214,400
                                                     280,000  Universal Hospital Services, Inc., 8.288%
                                                              due 6/01/2015 (b)(d)                                          275,800
                                                     300,000  Universal Hospital Services, Inc., 8.50%
                                                              due 6/01/2015 (d)(g)                                          287,112
                                                                                                                       ------------
                                                                                                                          2,873,162
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 5.0%                 375,000  Galaxy Entertainment Finance Co. Ltd., 9.875%
                                                              due 12/15/2012 (d)                                            393,750
                                                     800,000  Little Traverse Bay Bands of Odawa Indians, 10.25%
                                                              due 2/15/2014 (d)                                             808,000
                                                     810,000  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (d)         749,250
                                                     410,000  Shingle Springs Tribal Gaming Authority, 9.375%
                                                              due 6/15/2015 (d)                                             401,800
                                                     305,000  Snoqualmie Entertainment Authority, 9.062%
                                                              due 2/01/2014 (b)(d)                                          291,275
                                                     945,000  Travelport LLC, 9.749% due 9/01/2014 (b)                      926,100
                                                     975,000  Tropicana Entertainment LLC Series WI, 9.625%
                                                              due 12/15/2014                                                677,625
                                                   1,000,000  Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (d)       1,010,000
                                                   5,000,000  Universal City Florida Holding Co. I, 9.661%
                                                              due 5/01/2010 (b)                                           5,050,000
                                                                                                                       ------------
                                                                                                                         10,307,800
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                            525,000  Jarden Corp., 7.50% due 5/01/2017                             472,500
                                                   1,250,000  Stanley-Martin Communities LLC, 9.75%
                                                              due 8/15/2015                                                 831,250
                                                                                                                       ------------
                                                                                                                          1,303,750
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.0%                                 2,000,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015            2,060,000
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy               1,000,000  Energy Future Holding Corp., 11.25%
Traders - 2.1%                                                due 11/01/2017 (d)(g)                                         967,357
                                                   2,750,000  Texas Competitive Electric Holdings Co. LLC,
                                                              10.25% due 11/01/2015 (d)                                   2,646,875
                                                     800,000  Texas Competitive Electric Holdings Co. LLC,
                                                              10.50% due 11/01/2016 (d)(g)                                  754,000
                                                                                                                       ------------
                                                                                                                          4,368,232
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                              USD    490,000  USI Holdings Corp., 8.744% due 11/15/2014 (b)(d)         $    438,550
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.1%                                     920,000  Esco Corp., 8.866% due 12/15/2013 (b)(d)                      910,800
                                                     440,000  RBS Global, Inc., 9.50% due 8/01/2014                         435,600
                                                     505,000  RBS Global, Inc., 8.875% due 9/01/2016                        489,850
                                                     460,000  Titan International, Inc., 8% due 1/15/2012                   460,000
                                                                                                                       ------------
                                                                                                                          2,296,250
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                                        482,000  Navios Maritime Holdings, Inc., 9.50%
                                                              due 12/15/2014                                                495,255
-----------------------------------------------------------------------------------------------------------------------------------
Media - 10.2%                                         80,000  Affinion Group, Inc., 10.125% due 10/15/2013                   80,200
                                                     240,000  Affinion Group, Inc., 11.50% due 10/15/2015                   239,400
                                                   3,000,000  Cablevision Systems Corp. Series B, 9.644%
                                                              due 4/01/2009 (b)                                           3,045,000
                                                   3,000,000  Canadian Satellite Radio Holdings, Inc., 12.75%
                                                              due 2/15/2014                                               2,947,500
                                                   3,195,000  Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)            3,278,869
                                                     995,000  Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (b)               996,244
                                                   3,725,000  NTL Cable Plc, 9.125% due 8/15/2016                         3,706,375
                                                     875,000  Paxson Communications Corp., 8.493%
                                                              due 1/15/2012 (b)(d)                                          859,688
                                                   1,570,000  TL Acquisitions, Inc., 10.50% due 1/15/2015 (d)             1,530,750
                                                     890,000  Windstream Regatta Holdings, Inc., 11%
                                                              due 12/01/2017 (d)                                            898,900
                                                   1,120,000  XM Satellite Radio, Inc., 9.411% due 5/01/2013 (b)          1,092,000
                                                   2,790,000  Young Broadcasting, Inc., 10% due 3/01/2011                 2,232,000
                                                                                                                       ------------
                                                                                                                         20,906,926
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.0%                               850,000  Aleris International, Inc., 9% due 12/15/2014 (g)             695,258
                                                   3,010,000  Freeport-McMoRan Copper & Gold, Inc., 8.394%
                                                              due 4/01/2015 (b)                                           3,062,675
                                                   1,076,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014          981,850
                                                   1,425,000  RathGibson, Inc., 11.25% due 2/15/2014                      1,460,625
                                                   2,010,000  Ryerson, Inc., 12.574% due 11/01/2014 (b)(d)                1,934,625
                                                                                                                       ------------
                                                                                                                          8,135,033
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 8.1%                     5,000,000  Abitibi-Consolidated, Inc., 8.491% due 6/15/2011 (b)        3,956,250
                                                   3,000,000  Ainsworth Lumber Co. Ltd., 8.58% due 10/01/2010 (b)         2,100,000
                                                   1,500,000  Ainsworth Lumber Co. Ltd., 9.198% due 4/01/2013 (b)         1,061,250
                                              EUR  1,000,000  Lecta SA, 7.20% due 2/15/2014 (b)(d)                        1,272,767
                                                   1,000,000  Lecta SA, 8.575% due 2/15/2014 (b)                          1,192,305
                                              USD  3,000,000  NewPage Corp., 11.161% due 5/01/2012 (b)                    3,150,000
                                                   4,000,000  Verso Paper Holdings LLC Series B, 8.661%
                                                              due 8/01/2014 (b)                                           3,920,000
                                                                                                                       ------------
                                                                                                                         16,652,572
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.0%                             2,000,000  Elan Finance Plc, 8.869% due 11/15/2011 (b)                 1,960,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                           1,430,000  Realogy Corp., 10.50% due 4/15/2014 (d)                     1,076,075
Development - 3.1%                                 6,260,000  Realogy Corp., 11% due 4/15/2014 (d)(g)                     4,366,350
                                                   1,260,000  Realogy Corp., 12.375% due 4/15/2015 (d)                      825,300
                                                                                                                       ------------
                                                                                                                          6,267,725
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.8%                                 1,000,000  Atlantic Express Transportation Corp., 12.455%
                                                              due 4/15/2012 (b)                                             840,000
                                                   1,520,000  St. Acquisition Corp., 12.619% due 5/15/2015 (b)(d)           805,600
                                                                                                                       ------------
                                                                                                                          1,645,600
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                        60,000  Amkor Technology, Inc., 7.75% due 5/15/2013                    56,400
Equipment - 3.2%                                     135,000  Amkor Technology, Inc., 9.25% due 6/01/2016                   135,338

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Corporate Bonds                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              USD  2,000,000  Avago Technologies Finance Pte. Ltd., 10.624%
                                                              due 6/01/2013 (b)                                        $  2,032,500
                                                   2,810,000  Freescale Semiconductor, Inc., 8.866%
                                                              due 12/15/2014 (b)                                          2,507,925
                                                     650,000  Freescale Semiconductor, Inc., 9.125%
                                                              due 12/15/2014 (g)                                            567,125
                                                   1,410,000  Spansion, Inc., 8.249% due 6/01/2013 (b)(d)                 1,283,100
                                                                                                                       ------------
                                                                                                                          6,582,388
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.3%                                      690,523  BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(d)(g)            641,055
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.5%                            2,700,000  Autonation, Inc., 7.243% due 4/15/2013 (b)                  2,538,000
                                                     535,000  Buffets, Inc., 12.50% due 11/01/2014                          255,463
                                                   1,670,000  General Nutrition Centers, Inc., 10.009%
                                                              due 3/15/2014 (b)(g)                                        1,586,500
                                                   1,190,000  Michaels Stores, Inc., 10% due 11/01/2014                   1,172,150
                                                   3,470,000  Michaels Stores, Inc., 11.375% due 11/01/2016               3,305,175
                                                     355,000  United Auto Group, Inc., 7.75% due 12/15/2016                 337,250
                                                                                                                       ------------
                                                                                                                          9,194,538
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 5.4%    EUR    378,722  BCM Ireland Preferred Equity Ltd., 10.597%
                                                              due 2/15/2017 (d)(g)                                          534,660
                                              USD  3,000,000  Centennial Communications Corp., 10.58%
                                                              due 1/01/2013 (b)                                           3,067,500
                                                     825,000  Cricket Communications, Inc., 9.375% due 11/01/2014           767,250
                                                     280,000  Cricket Communications, Inc., 9.375%
                                                              due 11/01/2014 (d)                                            260,400
                                                   1,070,000  Digicel Group Ltd., 8.875% due 1/15/2015 (d)                  957,650
                                                   2,329,000  Digicel Group Ltd., 9.125% due 1/15/2015 (d)(g)             2,084,455
                                                     650,000  FiberTower Corp., 9% due 11/15/2012 (d)(h)                    633,750
                                                     380,000  iPCS, Inc., 7.036% due 5/01/2013 (b)                          353,400
                                                     420,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014                 397,950
                                                     800,000  Nordic Telephone Co. Holdings ApS, 8.875%
                                                              due 5/01/2016 (d)                                             812,000
                                              EUR    500,000  Nordic Telephone Co. Holdings ApS, 10.107%
                                                              due 5/01/2016 (b)(d)                                          742,448
                                              USD    200,000  Orascom Telecom Finance SCA, 7.875%
                                                              due 2/08/2014                                                 184,000
                                                     325,000  Orascom Telecom Finance SCA, 7.875%
                                                              due 2/08/2014 (d)                                             299,000
                                                                                                                       ------------
                                                                                                                         11,094,463
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Corporate Bonds
                                                              (Cost - $175,409,802) - 79.9%                             164,056,597
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Floating Rate Loan Interests (a)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                                    1,000,000  US Airways Group, Inc. Term Loan B, 7.28%
                                                              due 3/22/2014                                                 931,667
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.7%                               357,702  Intermet Corp. First Lien Term Loan, 10.724%
                                                              due 11/08/2010                                                338,028
                                                     518,519  Intermet Corp. Letter of Credit, 9.545%
                                                              due 11/08/2010                                                490,000
                                                      86,538  Metaldyne Corp. Letter of Credit, 5.17% - 8.999%
                                                              due 1/15/2012                                                  77,885
                                                     588,462  Metaldyne Corp. Term Loan B, 9.625% due 1/15/2014             529,615
                                                                                                                       ------------
                                                                                                                          1,435,528
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.3%                              EUR    500,000  Culligan International Second Lien Term Loan,
                                                              8.484% due 4/24/2013                                          596,152
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Floating Rate Loan Interests (a)                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                          USD    500,000  Talecris Biotherapeutics, Inc. First Lien Term Loan,
                                                              8.16% - 8.38% due 11/13/2014                             $    494,375
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                                     498,750  BOC Edwards Ltd. Term Loan B, 7.541%
                                                              due 5/21/2014                                                 453,863
                                                     498,750  Huish Detergents, Inc. First Lien Term Loan, 7.20%
                                                              due 4/15/2014                                                 443,531
                                                     498,750  ISP Chemco Term Loan B, 6.687% - 6.875%
                                                              due 5/25/2014                                                 471,568
                                              GBP  1,000,000  Viridian Group Plc Term Loan, 8.234% - 10.357%
                                                              due 12/21/2012                                              1,922,286
                                              USD  3,000,000  Wellman, Inc. Second Lien Term Loan, 11.661%
                                                              due 2/10/2010                                               1,312,500
                                                                                                                       ------------
                                                                                                                          4,603,748
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 6.4%                177,772  Aramark Corp. Letter of Credit, 5.198% due 1/30/2014          169,506
                                                   2,487,331  Aramark Corp. Term Loan B, 7.198% due 1/30/2014             2,371,670
                                                     746,250  Brickman Group, Inc. Term Loan, 7.143% - 7.198%
                                                              due 1/30/2014                                                 701,475
                                                   1,265,920  Euramax International Plc First Lien Term Loan,
                                                              8.244% due 6/29/2012                                        1,135,108
                                                   2,500,000  Euramax International Plc Second Lien Term
                                                              Loan, 13.244% due 6/29/2013                                 2,143,750
                                                     496,250  Evenflo Company, Inc. Term Loan, 8.041%
                                                              due 2/15/2013                                                 481,362
                                                     498,750  Jason, Inc. Term Loan B, 7.158% - 7.82% due 4/30/2010         473,813
                                                   1,725,712  NES Rentals Holdings, Inc. Term Loan C, 11.875%
                                                              due 7/12/2013                                               1,622,169
                                                   2,700,000  Service Master Bridge Loan, 9.59% due 6/19/2008             2,440,125
                                                     990,019  West Corp. Term Loan, 7.158% - 7.468% due 10/31/2013          942,993
                                                     214,071  Wire Rope Corp. of America, Inc. Delay Draw Term
                                                              Loan, 7.053% - 7.596% due 1/30/2014                           207,649
                                                     534,161  Wire Rope Corp. of America, Inc. Term Loan B,
                                                              7.45% - 7.57%  due 1/30/2014                                  518,136
                                                                                                                       ------------
                                                                                                                         13,207,756
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.8%                       500,000  Intergraph Corp. Term Loan, 11.506% due 11/15/2014            481,875
                                                   1,870,244  Reynolds and Reynolds Co. First Lien Term Loan,
                                                              7.198% due 10/31/2012                                       1,807,123
                                                   1,500,000  Reynolds and Reynolds Co. Second Lien Term
                                                              Loan, 10.698% due 10/31/2013                                1,466,250
                                                                                                                       ------------
                                                                                                                          3,755,248
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 2.3%                      1,116,496  Anchor Glass Container Corp. Term Loan B, 7.072%
                                                              due 5/03/2013                                               1,083,001
                                                   2,688,196  Berry Plastics Corp. Term Loan B, 11.97%
                                                              due 6/15/2014                                               2,284,967
                                                   1,488,759  Graham Packaging Co. LP Term Loan B, 7.50% - 8%
                                                              due 4/15/2011                                               1,425,023
                                                                                                                       ------------
                                                                                                                          4,792,991
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.9%              2,000,000  J.G. Wentworth Manufacturing Term Loan B, 7.60%
                                                              due 4/15/2014                                               1,865,000
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                        498,750  Hawaiian Telcom Term Loan C, 7.45% due 5/25/2014              471,215
Services - 1.7%                                      496,250  Kentucky Data Link, Inc. Term Loan B, 7.072%
                                                              due 2/28/2015                                                 481,363

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Floating Rate Loan Interests (a)                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              USD  2,484,160  Wind Telecomunicazione SpA Term Loan B, 12.449%
                                                              due 12/21/2011                                           $  2,437,582
                                                                                                                       ------------
                                                                                                                          3,390,160
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.0%                        3,000,000  Generac Power Systems, Inc. Second Lien Term
                                                              Loan, 11.23% due 5/15/2014                                  2,135,001
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.7%                   982,115  Dresser, Inc. First Lien Term Loan, 7.322% - 7.449%
                                                              due 5/15/2014                                                 937,920
                                                      85,714  MEG Energy Corp. Delayed Draw Term Loan, 7.23%
                                                              due 4/02/2008                                                  82,429
                                                     492,500  MEG Energy Corp. Term Loan B, 7.20%
                                                              due 4/03/2013                                                 477,233
                                                                                                                       ------------
                                                                                                                          1,497,582
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.9%                      500,000  Bolthouse Farms, Inc. Second Lien Term Loan, 10.698%
                                                              due 12/01/2013                                                491,250
                                                     139,639  Dole Food Co., Inc. Letter of Credit, 5.113% - 5.226%
                                                              due 4/12/2013                                                 130,946
                                                     309,474  Dole Food Co., Inc. Term Loan B, 6.938% - 8.50%
                                                              due 4/12/2013                                                 290,209
                                                   1,031,580  Dole Food Co., Inc. Term Loan C, 6.938% - 8.50%
                                                              due 4/04/2013                                                 967,364
                                                     744,375  McJunkin Corp. Term Loan B, 7.448% due 1/30/2014              735,070
                                                     497,500  Sturm Foods, Inc. First Lien Term Loan, 7.938%
                                                              due 1/30/2014 (g)                                             445,263
                                                   1,000,000  Sturm Foods, Inc. Second Lien Term Loan, 11.43% -
                                                              11.438% due 6/30/2014                                         865,000
                                                                                                                       ------------
                                                                                                                          3,925,102
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.2%                                 484,375  Jetro Holdings, Inc. Term Loan, 7.74% due 5/11/2014           465,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 1.0%            1,500,000  Biomet, Inc. Term Loan B, 8.203% due 12/28/2014             1,479,204
                                                     500,000  ReAble Therapeutics Finance LLC Term Loan,
                                                              8.002% due 5/14/2014                                          493,437
                                                                                                                       ------------
                                                                                                                          1,972,641
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                              497,468  CCS Medical First Lien Term Loan, 8.45%
Services - 1.1%                                               due 10/31/2012                                                482,544
                                                   1,990,000  Health Management Associates, Inc. Term Loan B,
                                                              6.572% - 6.948% due 1/15/2014                               1,862,861
                                                                                                                       ------------
                                                                                                                          2,345,405
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                                500,000  Golden Nugget, Inc. Term Loan Second Lien, 7.94%
Leisure - 3.1%                                                due 11/30/2014                                                463,750
                                                     496,250  Great Canadian Gaming Corp. Term Loan B, 6.39%
                                                              due 2/15/2014                                                 482,603
                                                     500,000  Green Valley Ranch Gaming LLC Term Loan, 8.791%
                                                              due 8/30/2014                                                 455,000
                                                     120,370  Lake Las Vegas Resort Revolving Credit, 15.42%
                                                              due 12/14/2012                                                 56,173
                                                     894,789  Lake Las Vegas Resort Term Loan B, 15.42%
                                                              due 12/14/2012                                                417,562
                                                     798,000  Las Vegas Sands LLC Term Loan B, 6.95%
                                                              due 5/04/2014                                                 752,931
                                                   1,000,000  QCE LLC Second Lien Term Loan, 10.948%
                                                              due 11/05/2013                                                943,611
                                                     500,000  Riviera Holdings Corp. Term Loan B, 7.20%
                                                              due 5/11/2017                                                 485,000

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Floating Rate Loan Interests (a)                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              USD  1,000,000  Venetian Macau US Finance Co. LLC Delay Draw
                                                              Term Loan, 7.61% - 8.10% due 5/25/2012                   $    955,000
                                                   1,500,000  Venetian Macau US Finance Co. LLC Term Loan B,
                                                              8.10% due 5/25/2013                                         1,432,500
                                                                                                                       ------------
                                                                                                                          6,444,130
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.5%                          1,000,000  American Residential Services Second Lien Term
                                                              Loan, 12% due 4/17/2015                                       982,431
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.6%                             80,548  Spectrum Brands, Inc. Letter of Credit, 4.566%
                                                              due 4/15/2013                                                  77,688
                                                   1,114,130  Spectrum Brands, Inc. Term Loan B-2, 8.963% - 9.36%
                                                              due 4/15/2013                                               1,074,579
                                                                                                                       ------------
                                                                                                                          1,152,267
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.7%                                 1,638,379  Activant Solutions Term Loan B, 6.938% - 7.50%
                                                              due 5/02/2013                                               1,535,981
                                                     500,000  Audio Visual Services Corp. Second Lien Term
                                                              Loan, 10.33% due 9/15/2014                                    477,500
                                                   1,000,000  Audio Visual Services Corp. Term Loan B, 7.08%
                                                              due 3/15/2014                                                 958,750
                                                     500,000  First Data Corp. Term Loan B, 7.96% due 9/24/2014             473,062
                                                                                                                       ------------
                                                                                                                          3,445,293
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy               1,000,000  TXU Corp. Term Loan 3, 8.622% due 10/10/2014                  982,727
Traders - 1.0%                                     1,000,000  TXU Corp. Term Loan B 2, 8.622% due 10/14/2029                981,250
                                                                                                                       ------------
                                                                                                                          1,963,977
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.2%                      500,000  Sequa Corp. Term Loan B, 8.08% due 11/21/2014                 482,084
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.2%                                     500,000  Alliant Insurance Services Term Loan B, 7.72% - 8.50%
                                                              due 10/23/2014                                                478,750
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                                     800,000  Navistar International Transportation Corp.
                                                              Revolving Credit, 5.22% - 8.234% due 6/30/2012                774,000
                                                   2,200,000  Navistar International Transportation Corp. Term
                                                              Loan, 8.234% due 6/30/2012                                  2,128,500
                                                     340,751  Rexnord Corp. Payment In Kind Term Loan, 12.85%
                                                              due 3/02/2013                                                 299,861
                                                                                                                       ------------
                                                                                                                          3,202,361
-----------------------------------------------------------------------------------------------------------------------------------
Media - 11.3%                                      1,150,000  Affinion Group, Inc. Term Loan, 11.66% due 3/01/2012        1,092,500
                                                     521,063  Alix Partners Term Loan B, 7.25% due 10/30/2013               508,036
                                                   2,000,000  Cequel Communications LLC Second Lien Term
                                                              Loan, 9.411% due 5/04/2014                                  1,877,500
                                                     803,179  Cequel Communications LLC Term Loan B, 7.244% -
                                                              8.50% due 11/05/2013                                          750,060
                                                   1,000,000  Charter Communications, Inc. Term Loan B, 6.99%
                                                              due 4/30/2014                                                 930,577
                                                     973,460  ClientLogic Holding Corp. Term Loan B, 7.253% - 8.065%
                                                              due 1/30/2014                                                 878,548
                                                   1,136,381  Easton-Bell Sports Inc. Term Loan B, 10.82%
                                                              due 5/01/2012                                               1,089,031
                                                   2,000,000  Ellis Communications Term Loan, 10%
                                                              due 12/30/2011                                              1,990,000
                                                   3,970,000  Idearc, Inc. Term Loan B, 7.20% due 11/15/2014              3,796,312
                                                   3,000,000  Insight Midwest Holdings LLC Delay Draw Term
                                                              Loan, 7% due 4/03/2014                                      2,895,000
                                                     994,997  NEP Supershooters, LP Term Loan B, 7.448%
                                                              due 2/13/2014                                                 944,003

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

Industry                                                      Floating Rate Loan Interests (a)                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                              USD  1,500,000  National Cinemedia LLC Term Loan B, 7.46%
                                                              due 2/28/2015                                            $  1,416,329
                                                   1,980,003  Nielsen Finance LLC Term Loan B, 6.665% - 6.896%
                                                              due 8/09/2013                                               1,875,227
                                                     995,000  Penton Media Term Loan, 7.234% - 7.448%
                                                              due 2/15/2014                                                 875,600
                                                   1,000,000  Penton Media Term Loan, 9.984% due 2/15/2013                  918,750
                                              EUR    432,414  ProSiebenSat.1 Media AG Term Loan B, 7.075%
                                                              due 6/30/2015                                                 576,720
                                              USD    286,312  Riverdeep Group Ltd. Bridge Loan, 11.55%
                                                              due 12/21/2007                                                283,449
                                                     500,000  Riverdeep Group Ltd. Term Loan B, 7.948%
                                                              due 12/21/2013                                                495,521
                                                                                                                       ------------
                                                                                                                         23,193,163
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.2%                               497,500  Brand Energy & Infrastructure Services, Inc. Term
                                                              Loan B, 7.50% - 11.563% due 2/15/2015                         468,894
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.4%                 2,500,000  Frontier Drilling Term Loan B, 8.99% due 6/21/2013          2,437,500
                                                     498,750  Petroleum Geo-Services ASA Term Loan B, 6.95%
                                                              due 6/30/2015                                                 483,372
                                                   1,000,000  SandRidge Energy, Inc. Term Loan B, 8.854%
                                                              due 3/01/2014                                                 995,000
                                                   3,000,000  Scorpion Drilling Ltd. Second Lien Term Loan,
                                                              12.406% due 5/05/2015                                       3,135,000
                                                                                                                       ------------
                                                                                                                          7,050,872
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%                             1,496,250  Pharmaceutical Technologies & Services (PTS) Term
                                                              Loan, 7.448% due 4/15/2014                                  1,420,502
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                           3,000,000  LNR Property Corp. Term Loan B, 7.63%
Development - 1.4%                                            due 7/12/2011                                               2,865,000
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.4%                                   883,721  Swift Transportation Co., Inc. Term Loan B, 7.938%
                                                              due 5/15/2014                                                 748,125
-----------------------------------------------------------------------------------------------------------------------------------
Software - 1.4%                                    3,000,000  Aspect Software Second Lien Term Loan, 12.313%
                                                              due 7/05/2012                                               2,820,000
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                              497,500  Claire's Stores Term Loan B, 7.948% due 5/24/2014             436,401
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.4%           498,750  IPC Systems First Lien Term Loan, 7.448%
                                                              due 5/25/2014                                                 441,394
                                                     406,417  NG Wireless Term Loan, 7.569% - 7.948%
                                                              due 7/31/2014                                                 400,321
                                                                                                                       ------------
                                                                                                                            841,715
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Floating Rate Loan Interests
                                                              (Cost - $114,032,715) - 51.3%                             105,409,321
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Shares
                                                        Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%                                96,809  E*Trade Financial Corp. (f)                                   445,321
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.1%                          176,126  Medis Technologies Ltd. (f)                                 2,249,129
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Common Stocks
                                                              (Cost - $3,229,974) - 1.3%                                  2,694,450
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%                                    48  Marsico Parent Superholdco, LLC, 16.75% (d)                    45,257
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 1.5%                        54  EXCO Resources, Inc., 7% (h)                                  594,000
                                                         221  EXCO Resources, Inc., 11%                                   2,431,000
                                                                                                                       ------------
                                                                                                                          3,025,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Preferred Stocks
                                                              (Cost - $2,795,257) - 1.5%                                  3,070,257
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

                                                   Number of
                                                   Contracts  Options Purchased                                          Value
----------------------------------------------------------------------------------------------------------------------------------
Call Options - 0.0%                                       13  Marsico Parent Superholdco, LLC
                                                              expires December 2019 at $1,000 (d)                     $     12,711
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Options Purchased  (Cost - $12,711) - 0.0%              12,711
----------------------------------------------------------------------------------------------------------------------------------

Industry                                                      Rights
----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.0%                             17,612  Medis Tech Rights (j)                                              0
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Rights  (Cost - $0) - 0.0%                                   0
----------------------------------------------------------------------------------------------------------------------------------

                                                  Beneficial
                                                    Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                              USD  2,816,160  BlackRock Liquidity Series, LLC
                                                              Cash Sweep Series, 4.75% (c)(e)                            2,816,160
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Short-Term Securities
                                                              (Cost - $2,816,160) - 1.4%                                 2,816,160
----------------------------------------------------------------------------------------------------------------------------------
                                                              Total Investments  (Cost - $299,646,619*) - 135.6%       278,450,996

                                                              Liabilities in Excess of Other Assets - (35.6%)          (73,050,081)
                                                                                                                      ------------
                                                              Net Assets - 100.0%                                     $205,400,915
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 300,075,668
                                                                  =============
      Gross unrealized appreciation                               $   1,788,378
      Gross unrealized depreciation                                 (23,413,050)
                                                                  -------------
      Net unrealized depreciation                                 $ (21,624,672)
                                                                  =============

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Floating rate security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                           Net          Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                                $287,395        $34,750
      --------------------------------------------------------------------------

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e)   Represents the current yield as of November 30, 2007.
(f)   Non-income producing security.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h)   Convertible security.
(i)   Subject to principal paydowns.
(j)   The rights may be exercised until January 7, 2008.

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Forward foreign exchange contracts as of November 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                Settlement                     Unrealized
      Sold                              Date                        Depreciation
      --------------------------------------------------------------------------
      EUR   5,923,500               January 2008                     $ (280,844)
      GBP   599,000                 January 2008                        (13,940)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts (USD Commitment - $9,608,923)               $ (294,784)
                                                                     ==========

o     Swaps outstanding as of November 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                                Unrealized
                                                                                Notional       Appreciation
                                                                                 Amount       (Depreciation)
      ------------------------------------------------------------------------------------------------------
      Sold credit default protection on Novelis Inc.
      and receive 1.40%

      Broker, JPMorgan Chase
      Expires January 2008                                             USD      2,000,000       $   1,714

      Sold credit default protection on General Motors
      Corp. and receive 5.25%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2008                                                USD      3,000,000          26,094

      Sold credit default protection on Ford Motor
      Company and receive 4.20%

      Broker, Deutsche Bank AG London
      Expires March 2010                                               USD      4,000,000        (116,104)

      Sold credit default protection on ACES High Yield
      Index (10-13% Tranche) and receive 5.0%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2010                                               USD      7,000,000         206,269

      Sold credit default protection on Pagesjaunes SA and receive 2.10%

      Broker, Lehman Brothers Special Finance
      Expires March 2012                                               EUR      2,000,000         (95,145)

      Sold credit default protection on BAA Ferovial Junior
      Term Loan and receive 2.00%

      Broker, Deutsche Bank AG London
      Expires June 2012                                                GBP        300,000         (18,001)

      Bought credit default protection on Frontier Drilling and pay 3.45%

      Broker, Lehman Brothers Special Finance
      Expires September 2012                                           USD      1,000,000          24,409

BlackRock Diversified Income Strategies Fund, Inc.
Schedule of Investments as of November 31, 2007 (Unaudited)    (in U.S. dollars)

      Swaps outstanding as of November 30, 2007 were as follows:

      ------------------------------------------------------------------------------------------------------
                                                                                                Unrealized
                                                                                Notional       Appreciation
                                                                                 Amount       (Depreciation)
      ------------------------------------------------------------------------------------------------------
      Bought credit default protection on Frontier Drilling
      ASA and pay 4.00%

      Broker, Lehman Brothers Special Finance
      Expires September 2012                                           USD      1,000,000     $     6,704

      Pay a fixed rate of 4.823% and receive a floating rate based on 3-month LIBOR

      Broker, JPMorgan Chase
      Expires January 2013                                             USD     20,000,000        (587,990)

      Pay a fixed rate of 4.853% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2013                                               USD     31,000,000        (942,204)
      ------------------------------------------------------------------------------------------------------
      Total                                                                                   $(1,494,254)
                                                                                              ===========

o     Currency Abbreviations:

      EUR   Euro
      GBP   British Pound
      USD   U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Diversified Income Strategies Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Diversified Income Strategies Fund, Inc.

Date: January 16, 2008